Segments and Geographic Areas (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Percentage of Revenue Earned by Geographical Area Based on Drilling Location
During the years ended December 31, 2015, 2014 and 2013, the percentage of revenues earned by geographic area, based on drilling location, is as follows:

	Years Ended December 31,
	2015	2014	2013
Nigeria	60.3%	60.2%	52.1%
Gulf of Mexico	38.1%	24.5%	26.1%
Brazil	1.6%	15.3%	21.8%